UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07532

PIMCO Municipal Advantage Fund Inc.
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York,		New York 10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371
Date of fiscal year end: October 31, 2008
Date of reporting period: April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Report to Shareholders

PIMCO Municipal Advantage Fund Inc. S e m i - A n n u a l R e p o r t A p r i l 3 0 , 2 0 0 8

Contents
Letter to Shareholders	1
Fund Insights/Performance & Statistics	2
Schedule of Investments	3–8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12–15
Financial Highlights	16
Shareholder Meeting Results/Proxy Voting Policies &
Procedures/Adoption of Discount Policy/
Appointment of New Director	17

PIMCO Municipal Advantage Fund Inc. Letter to Shareholders

June 16, 2008

Dear Shareholder:

We are pleased to provide you with the semiannual report for the PIMCO Municipal Advantage Fund Inc. (the “Fund”) for the six-month period ended April 30, 2008.

The U.S. bond market delivered positive returns in the period as economic growth moderated leading to lower interest rates and higher bond prices. The Federal Reserve (the “Fed’’) reduced the Federal Funds rate five times in the period, lowering the key rate banks charge each other from 4.5% to 2.0%.

Since February 2008, industry-wide developments in the auction-rate preferred markets have caused auctions for the Fund’s auction-rate preferred stock (“ARPS”) to fail, as described in Note 5 in the accompanying notes to Financial Statements. At the time this report is being prepared, it is not possible to predict how and when full or partial liquidity will return, if at all, to the closed-end fund ARPS market. Additional information regarding ARPS, failed auctions and potential solutions to address the unprecedented lack of liquidity of the ARPS due to recent failed auctions can be accessed on our Web site, www.allianzinvestors.com/arps.

For specific information on the Fund and its performance during the reporting period, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess Chairman	Brian S. Shlissel President & Chief Executive Officer

| 4.30.08 | PIMCO Municipal Advantage Fund Semi-Annual Report 1

PIMCO Municipal Advantage Fund Inc.	Fund Insights/Performance &
April 30, 2008 (unaudited)	Statistics

  PIMCO Municipal Advantage Fund had a net asset value (“NAV”) return of (6.55)% and a market price return of (2.64)% for the six-month period ended April 30, 2008.
  Municipal bond yields decreased in the shorter maturities, while increasing in intermediate and long maturities during the six-month period ended April 30, 2008.
  Interest rates for Treasuries and London Inter-bank Offered Rate (“LIBOR”) swaps moved lower during the six-month period across all maturities leading to an overall outperformance versus Munis for these sectors.
  Municipal bond issuance remains at increased levels as issuers continue to exit the Auction Rate market.
  Over the six-month period, supply levels were at $196 billion.
  The municipal yield curve steepened during the period. The 15, 20, and 30-year maturity AAA General Obligation yields increased 7, 19, and 21 basis points, respectively, while the 2-year yield fell 98 basis points.
  Municipal to Treasury yield ratios grew dramatically during the period. The 10-year ratio increased to 98.93% and 30-year ratio increased to 103.18%, during the period, crossing levels never seen before.
  Long Municipals underperformed Long Treasuries and the taxable debt sector during the period. The Lehman Long Municipal Bond Index returned (1.36)% while the Lehman Long Government/Credit and the Lehman
  Long Treasury Indices returned 2.99% and 6.24%, respectively.
  Tobacco securitization sector holdings detracted from performance due to large swings as a result of tobacco company and rating agency related news.
  Exposure to zero coupon municipals was negative for performance. The Lehman Zero Coupon Index returned (5.65)% for the six-month period.
  Municipal bonds within California performed in-line with the national index in the long-end of the curve. Year-to-date, California continues to lead all other states in new issue volume. The state’s issuance decreased 15.1% from $26.23 billion in the first 4 months of 2007 to $22.26 billion during the same period of 2008.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six Months	(2.64)%	(6.55)%
1 year	(4.55)%	(8.53)%
5 years	3.57%	1.56%
10 years	5.52%	3.94%

Common Share Market Price/NAV Performance:
Commencement of Operations (4/30/93) to 4/30/08
¢ Market Price
¢ NAV

Market Price/NAV:
Market Price	$12.50
NAV	$12.76
Discount to NAV	(2.04)%
Market Price Yield(2)	5.76%

Moody’s Ratings (as a % of total investments)

(1)

Past performance is no guarantee of future results. Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) in the period covered. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods’ returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at April 30, 2008.

2 PIMCO Municipal Advantage Fund Semi-Annual Report | 4.30.08 |

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
April 30, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
MUNICIPAL BONDS & NOTES—99.8%
	Alabama—1.8%
$1,600	Huntsville-Redstone Village, Special Care Facs.
	Financing Auth. Rev., 5.50%, 1/1/43	NR/NR	$1,324,096
1,000	Montgomery Medical Clinic Board,
	Jackson Hospital & Clinic Rev., 4.75%, 3/1/26	Baa2/BBB-	854,450
500	Tuscaloosa Educational Building Auth. Rev.,
	Stillman College, 5.00%, 6/1/26	NR/BBB-	432,860
			2,611,406
	Alaska—0.4%
705	Northern Tobacco Securitization Corp. Rev., 5.00%,
	6/1/46, Ser. A	Baa3/NR	550,993
	Arizona—5.5%
700	Health Facs. Auth. Rev., Beatitudes Project,
	5.20%, 10/1/37	NR/NR	552,412
	Pima Cnty. Industrial Dev. Auth. Rev.,
1,000	American Charter Schools Foundation, 5.625%, 7/1/38	NR/NR	892,070
1,500	Center for Academic Success, 5.50%, 7/1/37 (b)	NR/BBB-	1,306,590
650	Choice Education & Dev. Corp., 6.375%, 6/1/36	NR/NR	612,456
3,400	Correctional Facs., 5.00%, 9/1/39	Aa2/AA	3,404,998
1,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	Aa3/AA-	1,075,008
			7,843,534
	California—7.8%
1,000	Foothill Eastern Corridor Agcy. Toll Road Rev.,
	5.75%, 1/15/40	Baa3/BBB-	968,760
4,000	Golden State Tobacco Securitization Corp. Rev.,
	5.125%, 6/1/47, Ser. A-1	Baa3/BBB	3,246,520
1,000	Health Facs. Financing Auth. Rev.,
	Adventist Health System, 5.00%, 3/1/33	NR/A	927,300
5,000	State, GO, 5.125%, 11/1/24	A1/A+	5,145,550
1,000	Statewide Community Dev. Auth. Rev.,
	Huntington Park Chapter School, 5.25%, 7/1/42,
	Ser. A	NR/NR	833,960
			11,122,090
	Colorado—3.1%
500	Confluence Metropolitan Dist. Rev., 5.40%, 12/1/27	NR/NR	429,180
575	Educational & Cultural Facs. Auth. Rev., 5.75%,
	12/1/37 (b)	NR/NR	487,587
	Health Facs. Auth. Rev.,
2,000	Valley View Hospital, 5.125%, 5/15/37	NR/BBB	1,770,700
650	Volunteers of America, 5.30%, 7/1/37	NR/NR	538,298
1,600	Madre Metropolitan Dist. No. 2, GO, 5.50%, 12/1/36,
	Ser. A	NR/NR	1,253,088
			4,478,853

| 4.30.08 | PIMCO Municipal Advantage Fund Semi-Annual Report 3

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
April 30, 2008 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	District of Columbia—1.5%
	District of Columbia, GO, Ser. A (MBIA-IBC),
$ 725	5.25%, 6/1/27	Aaa/AAA	$732,721
375	5.25%, 6/1/27, (Pre-refunded @ $101, 6/1/08) (a)	Aaa/AAA	379,639
1,000	District of Columbia Rev., 6.00%, 7/1/18, Ser. A (AMBAC)	Aaa/AAA	1,051,940
			2,164,300
	Florida—4.7%
1,355	Highlands Cnty. Health Facs. Auth. Rev., Adventist
	Health System, 5.375%, 11/15/35, Ser. D,
	(Pre-refunded @ $100, 11/15/13) (a)	A1/NR	1,499,606
500	Lee Cnty. Industrial Dev. Auth. Rev., 5.375%, 6/15/37,
	Ser. A	NR/BB	415,050
4,275	Miami-Dade Cnty. Expressway Auth. Rev., 5.00%, 7/1/29,
	Ser. B (FGIC)	A3/A	4,326,642
500	Orange Cnty. Health Facs. Auth. Rev., 5.50%, 7/1/32	NR/NR	426,985
			6,668,283
	Georgia—3.8%
1,000	Atlanta Dev. Auth. Rev., 5.25%, 7/1/12, Ser. A	A3/NR	1,028,930
2,000	Chatham Cnty. Hospital Auth. Rev., 5.75%, 1/1/29,
	Ser. A	Baa2/BBB	1,778,700
1,750	Cherokee Cnty. Water & Sewer Auth. Rev.,
	5.50%, 8/1/23, (MBIA)	Aaa/AAA	1,988,455
750	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	597,750
			5,393,835
	Hawaii—0.7%
1,000	State, Marina Rev., 5.75%, 7/1/21, Ser. A (FGIC)	A2/A-	1,043,020
	Illinois—9.6%
1,000	Chicago Wastewater System Rev.,
	6.00%, 1/1/17, (Pre-refunded @ $101, 1/1/10)
	(MBIA)(a)	Aaa/AAA	1,068,170
	Finance Auth. Rev., Ser. A,
7,250	Sherman Health Systems, 5.50%, 8/1/37	Baa1/A-	6,668,405
425	Leafs Hockey Club, 6.00%, 3/1/37	NR/NR	374,013
1,000	Health Facs. Auth. Rev, Centegra Health Rev.,
	5.25%, 9/1/24	NR/A-	990,200
1,100	McHenry & Lake Cntys. Community High School Dist.
	No. 156, GO, 5.125%, 1/1/19,
	(Pre-refunded @ $100, 1/1/11) (FGIC)(a)	Aa3/NR	1,167,001
5,000	Metropolitan Pier & Exposition Auth. Rev.,
	zero coupon, 6/15/36, Ser. A (MBIA)	Aaa/AAA	1,099,800
2,000	Regional Transportation Auth. Rev., 6.00%, 6/1/23 (FGIC)	Aa2/AA+	2,324,000
			13,691,589

4 PIMCO Municipal Advantage Fund Semi-Annual Report | 4.30.08 |

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
April 30, 2008 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Indiana—0.9%
$1,500	Health & Educational Facs. Financing Auth. Rev.,
	Community Foundation of Northwest Indiana,
	5.50%, 3/1/37	NR/BBB-	$1,309,095
	Iowa—1.7%
	Finance Auth. Rev.,
750	Deerfield Retirement Community Inc., 5.50%,
	11/15/37	NR/NR	613,523
500	Edgewater LLC, 6.75%, 11/15/37	NR/NR	481,460
1,600	Wedum Walnut Ridge LLC, 5.625%, 12/1/45, Ser. A	NR/NR	1,327,360
			2,422,343
	Maryland—0.9%
	Health & Higher Educational Facs. Auth. Rev.,
1,500	5.00%, 7/1/37, Ser. A	Baa2/BBB	1,298,175
	Massachusetts—6.1%
500	Dev. Finance Agcy. Rev., 5.20%, 11/1/41	NR/NR	393,095
1,000	Health & Educational Facs. Auth. Rev.,
	Partners Healthcare, 5.125%, 7/1/19, Ser. B	Aa2/AA	1,017,990
1,500	State, GO, 5.50%, 11/1/20, Ser. C, (Pre-refunded @ $100,
	11/1/12) (a)	Aa2/AA	1,641,870
90	State Water Pollution Abatement Trust Rev.,
	6.375%, 2/1/15, Ser. A	Aaa/AAA	90,265
5,500	Water Res. Auth. Rev., 5.00%, 8/1/41, Ser. A	Aa2/AA	5,592,455
			8,735,675
	Michigan—6.3%
1,065	Bloomingdale Public School Dist., GO,
	5.50%, 5/1/19, (Pre-refunded @ $100, 5/1/11)
	(Q-SBLF)(a)	Aa3/AA-	1,147,527
1,500	Garden City Hospital Finance Auth. Rev.,
	5.00%, 8/15/38, Ser. A	NR/NR	1,129,140
2,000	Grand Valley State Univ. Rev., 5.50%, 2/1/18 (FGIC)	Baa3/A+	2,137,480
	Kalamazoo Economic Dev. Corp. Rev.,
1,250	5.125%, 5/15/37	NR/NR	983,650
350	5.50%, 5/15/36	NR/NR	293,160
1,075	Lincoln Consolidated School Dist., GO,
	5.50%, 5/1/19, (Pre-refunded @ $100,
	11/1/11) (Q-SBLF)(a)	Aa3/AA-	1,165,988
850	Meridian Economic Dev. Corp. Rev., 5.25%, 7/1/26	NR/NR	762,671
1,500	Public Educational Facs. Auth. Rev., 5.00%, 9/1/36	NR/BBB-	1,271,595
			8,891,211
	Minnesota—0.3%
500	St. Paul Housing & Redev. Auth. Rev., 5.375%, 5/1/43	NR/NR	397,065

| 4.30.08 | PIMCO Municipal Advantage Fund Semi-Annual Report 5

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
April 30, 2008 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Missouri—1.2%
$ 500	Branson Regional Airport Transportation Dev. Dist. Rev.,
	6.00%, 7/1/37, Ser. A	NR/NR	$444,320
1,260	Joplin Industrial Dev. Auth. Rev., 5.75%, 5/15/26, Ser. F	NR/NR	1,189,805
			1,634,125
	New Jersey—3.3%
1,500	Middlesex Cnty. Improvement Auth. Rev.,
	6.125%, 1/1/25, Ser. B	NR/NR	1,416,930
	Tobacco Settlement Financing Corp. Rev.,
3,000	5.00%, 6/1/41, Ser. 1A	Baa3/BBB	2,388,870
750	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	873,720
			4,679,520
	New Mexico—5.8%
8,035	Albuquerque, Sales Tax Rev., 5.00%, 7/1/37,
	Ser. A (FSA)	Aaa/AAA	8,183,567
	New York—3.6%
245	Dutchess Cnty. Industrial Dev. Agcy. Rev., 5.25%, 1/1/37	NR/NR	202,686
	New York City, GO,
1,250	5.00%, 11/1/34, Ser. D	Aa3/AA	1,258,937
750	5.25%, 9/15/33, Ser. C	Aa3/AA	767,160
2,825	Triborough Bridge & Tunnel Auth. Rev.,
	5.125%, 11/15/29, Ser. B	Aa2/AA-	2,894,241
			5,123,024
	North Dakota—0.7%
1,000	Stark Cnty. Healthcare Rev., Benedictine Living
	Communities, 6.75%, 1/1/33	NR/NR	956,050
	Ohio—9.8%
	Buckeye Tobacco Settlement Financing Auth. Rev.,
	Ser. A-2,
5,455	5.75%, 6/1/34	Baa3/BBB	4,975,779
8,500	5.875%, 6/1/47	Baa3/BBB	7,500,910
405	Hamilton Cnty. Sales Tax Rev., 5.25%, 12/1/32,
	Ser. B (AMBAC)	Aaa/NR	410,520
885	Summit Cnty., GO, 6.25%, 12/1/15,
	(Pre-refunded @ $101, 12/1/10) (FGIC)(a)	Aa2/AAA	977,801
			13,865,010
	Pennsylvania—3.4%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
1,500	5.375%, 11/15/40, Ser. A	Ba2/BB	1,236,405
2,000	6.00%, 7/1/23, Ser. B (MBIA)	Aaa/AAA	2,312,520
1,500	Philadelphia Hospitals & Higher Education
	Facs. Auth. Rev., 5.00%, 7/1/34	Baa3/BBB	1,270,050
			4,818,975

6 PIMCO Municipal Advantage Fund Semi-Annual Report | 4.30.08 |

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
April 30, 2008 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Puerto Rico—0.2%
$5,000	Sales Tax Financing Corp. Rev., zero coupon, 8/1/54,
	Ser. A (AMBAC)	Aaa/AAA	$352,300
	South Dakota—0.6%
700	Heartland Consumers Power Dist. Rev., 7.00%, 1/1/16	Aaa/AAA	803,565
	Tennessee—1.8%
1,325	Blount Cnty. Health & Educational Facs. Board Rev.,
	5.125%, 4/1/23, Ser. A	NR/NR	1,185,279
1,500	Sumner Cnty. Health Educational & Housing
	Facs. Board Rev., 5.50%, 11/1/37	NR/NR	1,373,715
			2,558,994
	Texas—8.1%
	Corpus Christi, GO (FSA),
390	5.00%, 3/1/21	Aaa/AAA	399,555
610	5.00%, 3/1/21, (Pre-refunded @ $100, 3/1/11) (a)	Aaa/AAA	647,344
1,200	HFDC of Central Texas, Inc., Village at
	Gleannloch Farms Rev., 5.50%, 2/15/37, Ser. A	NR/NR	969,468
1,400	Houston Water Rev., CP, 7.50%, 12/15/15,
	Ser. H (AMBAC)	Aaa/AAA	1,747,900
250	Lubbock Educational Facs. Auth.,
	Lubbock Christian Univ. Rev., 5.25%, 11/1/37	NR/BBB	230,352
2,000	Richardson Hospital Auth. Rev., 6.00%, 12/1/19	Baa2/BBB-	2,064,740
1,000	State Public Finance Auth. Rev., 5.00%, 2/15/18, Ser. A	NR/NR	943,700
1,000	Texas Tech Univ. Rev., 5.50%, 8/15/18, Ser. 7,
	(Pre-refunded @ $100, 2/15/12) (MBIA)(a)	Aaa/AAA	1,087,870
2,750	Tyler Health Facs. Dev. Corp. Rev.,
	East Texas Medical Center, 5.375%, 11/1/37	Baa3/NR	2,454,678
1,000	Univ. of Houston Rev., 5.25%, 2/15/17,
	(Pre-refunded @ $100, 2/15/10) (MBIA)(a)	Aaa/AAA	1,048,920
			11,594,527
	Utah—0.6%
880	Spanish Fork City Rev., 5.55%, 11/15/21	NR/NR	828,115
	Virginia—0.3%
500	Lewistown Commerce Center Community Dev. Auth.
	Rev., 6.05%, 3/1/27	NR/NR	452,120
	Washington—3.2%
1,500	State Housing Finance Commission Rev.,
	Skyline at First Hill, 5.25%, 1/1/17, Ser. A	NR/NR	1,422,840
3,000	State Motor Vehicle Rev., GO, 5.625%, 7/1/25, Ser. B,
	(Pre-refunded @ $100, 7/1/10) (a)	Aa1/AA+	3,197,400
			4,620,240

| 4.30.08 | PIMCO Municipal Advantage Fund Semi-Annual Report 7

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
April 30, 2008 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
	Wisconsin—2.1%
$ 300	Milwaukee Redev. Auth. Rev., 5.50%, 8/1/22, Ser. A	NR/NR	$276,828
3,040	Health & Educational Facs. Auth. Rev.,
	Franciscan Sisters Healthcare, 5.00%, 9/1/33	NR/BBB+	2,671,552
			2,948,380
	Total Municipal Bonds & Notes (cost-$148,566,200)		142,039,979

VARIABLE RATE DEMAND NOTE (c)(d)—0.2%
	New York—0.2%
300	New York City, GO, 2.24%, 5/1/08 (cost-$300,000)	VMIG1/A-1+	300,000

Total Investments (cost-$148,866,200)—100.0%			$142,339,979

Notes to Schedule of Investments:

(a)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)

Variable Rate Notes—instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2008.

(d)	Maturity date shown is date of next put.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
IBC—Insurance Bond Certificate
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
Q-SBLF—Qualified School Bond Loan Fund
VA—Department of Veterans Affairs

8 PIMCO Municipal Advantage Fund Semi-Annual Report | 4.30.08 | See accompanying Notes to Financial Statements

PIMCO Municipal Advantage Fund Inc. Statement of Assets and Liabilities
April 30, 2008 (unaudited)
Assets:
Investments, at value (cost-$148,866,200)	$142,339,979
Cash	429,908
Deposits with brokers for future contracts collateral	625,100
Interest receivable	2,879,101
Receivable for investments sold	2,089,731
Prepaid expenses	21,014
Total Assets	148,384,833

Liabilities:
Dividends payable to common and preferred shareholders	446,862
Payable for variation margin on futures contracts	195,312
Investment management fees payable	72,533
Accrued expenses	84,110
Total Liabilities	798,817
Preferred shares ($0.001 par value; $50,000 net asset and liquidation value per share
applicable to an aggregate of 1,100 shares issued and outstanding)	55,000,000
Net Assets Applicable to Common Shareholders	$92,586,016

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.001 per share, applicable to 7,258,006 shares issued and outstanding)	$7,258
Paid-in-capital in excess of par	100,629,090
Undistributed net investment income	30,747
Accumulated net realized loss	(1,777,779)
Net unrealized depreciation of investments and futures contracts	(6,303,300)
Net Assets Applicable to Common Shareholders	$92,586,016
Net Asset Value Per Common Share	$12.76

See accompanying Notes to Financial Statements | 4.30.08 | PIMCO Municipal Advantage Fund Semi-Annual Report 9

PIMCO Municipal Advantage Fund Inc. Statement of Operations
Six months ended April 30, 2008 (unaudited)
Investment Income:
Interest	$4,018,948

Expenses:
Investment management fees	450,501
Legal fees	83,062
Auction agent fees and commissions	73,496
Custodian and accounting agent fees	40,145
Shareholder communications	35,204
Audit and tax services	25,116
Transfer agent fees	16,562
Directors’ fees and expenses	13,342
New York Stock Exchange listing fees	7,983
Miscellaneous	11,884
Total expenses	757,295
Less: custody credits earned on cash balances	(7,346)
Net expenses	749,949

Net Investment Income	3,268,999

Realized and Change in Unrealized Gain (Loss):
Net realized loss on:
Investments	(787,569)
Futures contracts	(1,106,429)
Net change in unrealized appreciation/depreciation of:
Investments	(7,378,989)
Futures contracts	471,359
Net realized and change in unrealized loss on investments and futures contracts	(8,801,628)
Net Decrease in Net Assets Resulting from Investment Operations	(5,532,629)

Dividends on Preferred Shares from Net Investment Income	(1,096,134)
Net Decrease in Net Assets Applicable to Common Shareholders
Resulting from Investment Operations	$(6,628,763)

10 PIMCO Municipal Advantage Fund Semi-Annual Report | 4.30.08 | See accompanying Notes to Financial Statements

PIMCO Municipal Advantage Fund Inc.	Statement of Changes in Net Assets
Applicable to Common Shareholders
	Six Months
	ended
	April 30, 2008	Year Ended
	(unaudited)	October 31, 2007
Investment Operations:
Net investment income	$3,268,999	$6,182,414
Net realized gain (loss) on investments and futures contracts	(1,893,998)	546,232
Net change in unrealized appreciation/depreciation of investments and
futures contracts	(6,907,630)	(5,765,681)
Net increase (decrease) in net assets resulting from
investment operations	(5,532,629)	962,965
Dividends on Preferred Shares from Net Investment Income	(1,096,134)	(2,093,962)
Net decrease in net assets applicable to common shareholders
resulting from investment operations	(6,628,763)	(1,130,997)
Dividends to Common Shareholders from Net Investment Income	(2,540,091)	(3,701,117)
Capital Share Transactions:
Reinvestment of dividends	11,147	—
Total decrease in net assets applicable to common shareholders	(9,157,707)	(4,832,114)

Net Assets Applicable to Common Shareholders:
Beginning of period	101,743,723	106,575,837
End of period (including undistributed net investment
income of $30,747 and $397,973, respectively)	$92,586,016	$101,743,723
Common Shares Issued in Reinvestment of Dividends	913	—

See accompanying Notes to Financial Statements | 4.30.08 | PIMCO Municipal Advantage Fund Semi-Annual Report 11

PIMCO Municipal Advantage Fund Inc. Notes to Financial Statements
April 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Municipal Advantage Fund Inc. (the “Fund”) was incorporated in the State of Maryland on February 23, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has 100 million shares of $0.001 par value common stock authorized.

The Fund invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no material impact to the Fund’s financial statements at April 30, 2008. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing SFAS 157 against its current valuation policies to determine future applicability.

In March 2008, the Financial Accounting Standards board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Fund management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Directors or persons acting at their discretion pursuant to guidelines established by the Board of Directors. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates

12 PIMCO Municipal Advantage Fund Semi-Annual Report | 4.30.08 |

PIMCO Municipal Advantage Fund Inc. Notes to Financial Statements
April 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements of the Fund. The Fund’s net asset value is normally determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts and premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions—Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital.

(e) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities, equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Custody Credits Earned on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

| 4.30.08 | PIMCO Municipal Advantage Fund Semi-Annual Report 13

PIMCO Municipal Advantage Fund Inc. Notes to Financial Statements
April 30, 2008 (unaudited)

2. Investment Manager and Sub-Adviser

The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Directors, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable on a monthly basis at the annual rate of 0.60% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred stock that may be outstanding.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all of the Fund’s investment decisions. The Investment Manager, not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

3. Investments in Securities

For the six months ended April, 30, 2008, purchases and sales of investments, other than short-term securities, were $24,538,220 and $35,863,403, respectively.

(1) Futures contracts outstanding at April 30, 2008:

			Market
			Value	Expiration	Unrealized
	Type	Contracts	(000)	Date	Appreciation
Short:	U.S. Treasury Bond Futures	(250)	$(29,223)	6/19/08	$222,921

The Fund pledged $625,100 in cash as collateral for futures contracts.

4. Income Tax Information

The cost basis of portfolio securities of $148,866,200 is substantially the same for both federal income tax basis and financial reporting purposes. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,066,333; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $8,592,554; net unrealized depreciation for federal income tax purposes is $6,526,221.

5. Auction Rate Preferred Stock

The Fund has issued 1,100 shares of Preferred Stock with a net asset and liquidation preference of $50,000 per share plus accumulated dividends. Dividends are accumulated daily at an annual rate set through auction procedures. The annualized dividend rate ranged from 2.833% to 5.250% during the six months ended April 30, 2008 and was 3.777% at April 30, 2008.

The Fund is subject to certain limitations and restrictions while Preferred Stock is outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Stock at its liquidation value.

The Preferred Stock, which is entitled to one vote per share, generally votes with the common stock but votes separately as a class to elect two Directors and on any matters affecting the rights of the Preferred Stock.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Fund have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Fund have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate” as the higher of the 30-day “AA” Composite Commercial Paper Rate multiplied by 110% or the Taxable Equivalent of the Short-Term Municipal Obligations Rate (defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal)) multiplied by 110% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction).

14 PIMCO Municipal Advantage Fund Semi-Annual Report | 4.30.08 |

PIMCO Municipal Advantage Fund Inc. Notes to Financial Statements
April 30, 2008 (unaudited)

5. Auction Rate Preferred Stock (continued)

These developments with respect to ARPS have not affected the management or investment policies of the Fund, and the Fund’s outstanding common shares continue to trade on the NYSE without any change. If the Fund’s ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Fund’s common shareholders could be adversely affected.

6. Subsequent Common Dividend Declarations

On May 1, 2008, a dividend of $0.06 per share was declared to common shareholders payable June 2, 2008 to shareholders of record on May 12, 2008.

On June 2, 2008, a dividend of $0.06 per share was declared to common shareholders payable July 1, 2008 to shareholders of record on June 12, 2008.

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC (“PEA”) agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA Capital LLC deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

| 4.30.08 | PIMCO Municipal Advantage Fund Semi-Annual Report 15

PIMCO Municipal Advantage Fund Inc. Financial Highlights
For a share of common stock outstanding throughout each period:
	Six Months
	ended
	April 30, 2008		Year ended October 31,
	(unaudited)		2007	2006	2005	2004	2003
Net asset value,
beginning of period	$14.02		$14.69	$14.39	$15.10	$14.93	$14.84
Investment Operations:
Net investment income	0.45		0.85	0.81	0.85	0.88	0.91
Net realized and unrealized
gain (loss) on investments
and futures contracts	(1.21)		(0.72)	0.33	(0.46)	0.26	0.15
Total from investment operations	(0.76)		0.13	1.14	0.39	1.14	1.06
Dividends and Distributions
on Preferred Shares from:
Net investment income	(0.15)		(0.29)	(0.25)	(0.15)	(0.10)	(0.08)
Net realized gains	—		—	(0.01)	(0.03)	(0.00)*	—
Total dividends and distributions
on preferred shares	(0.15)		(0.29)	(0.26)	(0.18)	(0.10)	(0.08)
Net increase (decrease) in net
assets applicable to
common shareholders
resulting from investment
operations	(0.91)		(0.16)	0.88	0.21	1.04	0.98
Dividends and Distributions to
Common Shareholders from:
Net investment income	(0.35)		(0.51)	(0.56)	(0.68)	(0.82)	(0.89)
Net realized gains	—		—	(0.02)	(0.24)	(0.05)	—
Total dividends and distributions
to common shareholders	(0.35)		(0.51)	(0.58)	(0.92)	(0.87)	(0.89)
Net asset value, end of period	$12.76		$14.02	$14.69	$14.39	$15.10	$14.93
Market price, end of period	$12.50		$13.19	$13.11	$12.37	$13.29	$13.57
Total Investment Return (1)	(2.64)%		4.50%	11.02%	(0.14)%	4.41%	11.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to
common shareholders, end
of period (000’s)	$92,586		$101,744	$106,576	$104,395	$109,552	$108,315
Ratio of expenses to average
net assets (2)(3)	1.59	%(4)	1.42%	1.45%	1.34%	1.30%	1.35%
Ratio of net investment income
to average net assets (2)	6.85	%(4)	5.93%	5.64%	5.73%	5.89%	6.09%
Preferred shares asset coverage
per share	$134,152		$142,474	$146,878	$144,857	$149,534	$148,442
Portfolio turnover	17%		46%	32%	26%	82%	23%

*	Less than $0.005 per common share

(1)

Total investment return is calculated assuming a purchase of shares of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred stock relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(f) in Notes to Financial Statements).

(4)	Annualized.

16 PIMCO Municipal Advantage Fund Semi-Annual Report | 4.30.08 | See accompanying Notes to Financial Statements

PIMCO Municipal Advantage Fund Inc.	Shareholder Meeting Results/Proxy
April 30, 2008 (unaudited)	Voting Policies & Procedures/
Adoption of Discount Policy/
Appointment of New Director

Shareholder Meeting Results

The Fund held its annual shareholder meeting on February 27, 2008. Common and/or Preferred shareholders voted to re-elect Directors as indicated below:

		Withheld
	Affirmative	Authority

Class II Directors:
Re-election of Paul Belica* to serve until 2011	6,743,008	83,615
Re-election of John C. Maney* to serve until 2011	927	—

Messrs. Robert E. Connor*, John J. Dalessandro II, Hans W. Kertess, William B. Ogden IV and R. Peter Sullivan III continue to serve as Directors of the Fund.

* Preferred Stock Director

Proxy Voting Policies & Procedures

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelvemonth period ended June 30 is available (i) without charge upon request by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Adoption of Discount Policy

The Fund has adopted a policy intended to reduce the discount to NAV at which the Fund’s common shares have periodically traded. There can be no assurance that the adoption of this policy will result in the reduction of the Fund’s discount to NAV.

Commencing with the quarter ending September 30, 2008, at the end of each calendar quarter, the Investment Manager will determine the average of the Fund’s daily premium or discount to NAV for each trading day during the quarter, by computing the average of all determinations of the differential between NAV and the closing price on the NYSE at which common shares have traded during the quarter. If the Fund is determined to have traded at an average discount in excess of 0% during the quarter, the Board of Directors, subject to its fiduciary obligations, will promptly take the steps necessary to enable the Fund’s common stockholders to realize NAV for their shares, which may include a liquidation, open-ending or merger of the Fund with another fund. The Board of Directors believes that this policy will benefit investors since it may prevent shares in the Fund from trading at a discount to NAV for an extended or indefinite period. The Board of Directors expects that this policy will remain in effect through the measurement date in early January 2010 following the December 31, 2009 calendar quarter, though it will continue to review the effects of the policy through any changes in circumstances. The Board of Directors could terminate the policy sooner, such as in connection with a significant change in the composition of the Fund’s stockholder base, but any such termination would be preceded by a public statement.

Appointment of New Director

In May 2008, the Fund’s Board of Directors appointed Diana L. Taylor as a Director.

| 4.30.08 | PIMCO Municipal Advantage Fund Semi-Annual Report 17

Directors and Principal Officers
Hans W. Kertess
   Director, Chairman of the Board of Directors
Paul Belica
  Director
Robert E. Connor
   Director
John J. Dalessandro II
   Director
John C. Maney
   Director
William B. Ogden, IV
   Director
R. Peter Sullivan III
   Director
Diana L. Taylor
   Director
Brian S. Shlissel
   President & Chief Executive Officer
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
   Vice President, Secretary & Chief Legal Officer
Scott Whisten
   Assistant Treasurer
Richard Cochran
   Assistant Treasurer
Youse E. Guia
   Chief Compliance Officer
William V. Healey
   Assistant Secretary
Richard H. Kirk
   Assistant Secretary
Kathleen A. Chapman
   Assistant Secretary
Lagan Srivastava
   Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105
Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660
Custodian & Accounting Agent
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110
Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Advantage Fund Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds

On March 18, 2008, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

TOTAL NUMBER
OF
SHARES
			PURCHASED	MAXIMUM NUMBER OF
			AS PART OF	SHARES THAT MAY YET
	TOTAL		PUBLICLY	BE
	NUMBER OF	AVERAGE	ANNOUNCED	PURCHASED UNDER THE
	SHARES	PRICE PAID	PLANS	PLANS
PERIOD	PURCHASED	PER SHARE	OR PROGRAMS	OR PROGRAMS

November 2007	N/A	N/A	N/A	N/A
December 2007	N/A	N/A	N/A	N/A
January 2008	N/A	N/A	N/A	N/A
February 2008	N/A	12.21	$913	N/A
March 2008	N/A	N/A	N/A	N/A
April 2008	N/A	N/A	N/A	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Municipal Advantage Fund Inc.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date July 7, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting
Officer

Date July 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date July 7, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting
Officer

Date July 7, 2008